Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2022
Accounts Receivable [Abstract]
Schedule of Credit Loss Percentages	The Company analyzed its historical loss information for its accounts receivables and adjusted for forward looking information and determined the following credit loss percentages:
	March 31, 2022	March 31, 2021
Ageing of accounts receivables	Expected Credit Losses %	Expected Credit Losses %
Not Due (including unbilled receivables)	0.57%	0.73%
0-90 days	2.27%	2.80%
90-180 days	3.25%	3.82%
180-365 days	3.34%	3.99%
Above 365 days	11.19%	11.79%

Schedule of Credit Loss
	March 31, 2022	March 31, 2021
	(INR)	(INR)
Ageing of accounts receivables*#	(In million)	(In million)
Not Due (including unbilled receivables)	7,656	2,924
0-90 days	360	516
90-180 days	192	388
180-365 days	405	421
Above 365 days	917	1,275
Total accounts receivables	9,530	5,524
*	Includes INR 1 million (US$0.0 million) and INR 162 million relating to receivables of the Company’s rooftop business being classified as Assets held for sale for the year ended March 31, 2022 and 2021 respectively. Total accounts receivable includes non-current portion.
#	Includes receivables of INR 3,172 million (US$ 41.8 million) in relation to claims of Safeguard duties under change in Law provisions of Power purchase agreement.

Schedule of Accounts Receivable, Net	Accounts receivable, net consists of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Accounts receivable (1)	5,362	9,529	125.6
Less: Allowance for doubtful accounts/ credit losses	(475)	(285)	(3.8)
Total	4,887	9,244	121.8
Non-current	-	3,203	42.2
Current	4,887	6,041	79.6
(1)	Includes INR 1,558 million and INR 5,228 million (US$68.9 million) of unbilled receivables for the year ended March 31, 2021 and 2022, respectively.

Schedule of Allowance for Doubtful Accounts/ Credit Losses	Activity for the allowance for doubtful accounts/ credit losses is as follows:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Balance at the beginning of the year	246	475	6.3

Provision for doubtful debts/ expected credit losses (net)	286	(198)	(2.6)
Write offs charged against the allowance	(44)	-	-
Reclassified to held for sale	(13)	-	-
Reclassified from held for sale	-	8	0.1
Balance at the end of the year	475	285	3.8